Long-Term Debt (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 24, 2013	May 28, 2013	Dec. 31, 2012	Jun. 26, 2012	May 16, 2012	May 05, 2011
Long-term debt
Carrying Value	$ 14,113,686		$ 13,613,686	$ 14,264,702
Fair Value	14,247,344		13,249,506	14,830,997
Unamortized deferred financing costs and debt discount, net	(44,779)		(41,563)	(51,473)
Capital lease obligations (3)	151,891		166,492	194,669
Total long-term debt and capital lease obligations (including current portion)	14,220,798		13,738,615	14,407,898
Principal balance of debt redeemed	$ 1,500,000	$ 650,001	$ 650,001	1,099,999	$ 500,000
7 3/4% Senior Notes due 2015
Long-term debt
Carrying Value				650,001
Fair Value				$ 664,321
Interest rate (as a percent)			7.75%	7.75%
7 1/8% Senior Notes due 2016
Long-term debt
Carrying Value			$ 1,500,000	$ 1,500,000
Fair Value			$ 1,506,750	$ 1,580,625
Interest rate (as a percent)	7.125%		7.125%	7.125%
4 5/8% Senior Notes due 2017
Long-term debt
Carrying Value	$ 900,000		$ 900,000	$ 900,000
Fair Value	$ 914,211		$ 922,770	$ 933,750
Interest rate (as a percent)	4.625%		4.625%	4.625%
4 1/4% Senior Notes due 2018
Long-term debt
Carrying Value	$ 1,200,000		$ 1,200,000	$ 1,200,000
Fair Value	$ 1,235,172		$ 1,207,560	$ 1,245,600
Interest rate (as a percent)	4.25%		4.25%	4.25%
7 7/8% Senior Notes due 2019
Long-term debt
Carrying Value	$ 1,400,000		$ 1,400,000	$ 1,400,000
Fair Value	$ 1,550,500		$ 1,525,440	$ 1,589,700
Interest rate (as a percent)	7.875%		7.875%	7.875%
5 1/8% Senior Notes due 2020
Long-term debt
Carrying Value	$ 1,100,000		$ 1,100,000	$ 1,100,000
Fair Value	$ 1,133,000		$ 1,100,000	$ 1,100,000
Interest rate (as a percent)	5.125%		5.125%	5.125%
6 3/4% Senior Notes due 2021
Long-term debt
Carrying Value	$ 2,000,000		$ 2,000,000	$ 2,000,000
Fair Value	$ 2,086,240		$ 2,021,020	$ 2,157,500
Interest rate (as a percent)	6.75%		6.75%	6.75%	6.75%			6.75%			6.75%
5 7/8% Senior Notes due 2022
Long-term debt
Carrying Value	$ 2,000,000		$ 2,000,000	$ 2,000,000
Fair Value	$ 1,962,500		$ 1,889,780	$ 2,055,000
Interest rate (as a percent)	5.875%		5.875%	5.875%					5.875%	5.875%
5% Senior Notes due 2023
Long-term debt
Carrying Value	$ 1,500,000		$ 1,500,000	$ 1,500,000
Fair Value	$ 1,376,775		$ 1,297,500	$ 1,470,000
Interest rate (as a percent)	5.00%		5.00%	5.00%		5.00%	5.00%
5 7/8% Senior Notes due 2024
Long-term debt
Carrying Value	$ 2,000,000		$ 2,000,000	$ 2,000,000
Fair Value	$ 1,909,000		$ 1,765,000	$ 2,019,800
Interest rate (as a percent)	5.875%		5.875%	5.875%
Other notes payable
Long-term debt
Carrying Value	$ 13,686		$ 13,686	$ 14,701
Fair Value	$ 13,686		$ 13,686	$ 14,701